RELATED PARTYS ITEMS	3 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTYS ITEMS

NOTE 4 – RELATED PARTYS ITEMS

Notes Payable Related Parties

During the three months months ended March 31, 2025, and 2024, the Company obtained $7,250 and $15,430 loan from our related parties, repaid $41,481 and $17,431 to our related parties and recognized interest of $6,425 and $6,876, respectively.

As of March 31, 2025, and December 31,2024, the Company had notes payable related parties of $802,518 and $836,749 and accrued interest of $124,841 and $118,417, respectively. The notes are unsecured, 3% interest bearing and due on demand.

Due to related parties

As of March 31,2025, and December 31,2024, the Company had due to related party of $3,275.